Other current financial assets	12 Months Ended
Dec. 31, 2020
Other current financial assets
Other current financial assets

Note 6: Other current financial assets

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2019	2020
Guarantee deposit as part of the research tax credit prefinancing from NEFTYS (see note 12)	475	424
Short term deposits	—	12,500
Total other current financial assets	475	12,924

As of December 31, 2020, the Company owned three short-term deposits for a total amount of €12,500 thousand with an initial maturity of 6 months:

•	A short-term deposit of €1,000 thousand with a maturity in March 2021 and an interest rate of 0.05%;
•	A short-term deposit of €3,000 thousand with a maturity in March 2021 and an interest rate of 0.05%; and
•	A short-term deposit of €8,500 thousand with a maturity in April 7, 2021 and an interest rate of 0.02%.

In accordance with IAS 7, these short-term deposits have been recorded under current financial assets.